Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets and deferred tax liabilities

Deferred tax assets:	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Start-up costs	$1,166,654	$53,469
Net operating loss carryforwards	-	-
Total deferred tax assets	1,166,654	53,469
Valuation allowance	(1,166,654)	(53,469)
Deferred tax assets, net of allowance	$-	$-

Schedule of reconciliation federal statutory rate

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Federal
Current		$800,905	$-
Deferred		(227,143)	(53,469)
State
Current	$		$-
Deferred		-	-
Change in valuation allowance		227,143	53,469
Income tax provision		$800,905	$-

Schedule of Effective Income Tax Rate Reconciliation

	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE PERIOD FROM JULY 14, 2021 (INCEPTION) THROUGH DECEMBER 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	7.9%	(21.0)%
Income tax provision	28.9%	0.0%